Hybrid Bonds	12 Months Ended
Dec. 31, 2018
Hybrid Bonds [Abstract]
Hybrid Bonds
36.	Hybrid Bonds

Hybrid bonds classified as equity (non-controlling interest) as of December 31, 2017 and 2018 are as follows:

Issuer	Hybrid bond	Issued date	Maturity	Yield (%)		2017	2018
	In millions of won
Korea South-East Power Co., Ltd.	1st hybrid bond	2012.12.07	2042.12.06	4.38	￦	170,000	170,000
Korea South-East Power Co., Ltd.	2nd hybrid bond	2012.12.07	2042.12.06	4.44		230,000	230,000
Expense of issuance						(1,090)	(1,090)

					￦	398,910	398,910

Although these instruments have contractual maturity dates, the contractual agreements allow these subsidiaries to indefinitely extend the maturity dates and defer the payment of interest without modification to the other terms of the instruments. When the Company decides not to pay dividends on ordinary shares, they are not required to pay interest on the hybrid bonds.

Substantially, as these instruments have no contractual obligation to pay principal and interest, these instruments have been classified as equity (non-controlling interest) in the Company’s consolidated financial statements.